Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	23.20%	23.30%	23.20%
Income tax provision at statutory rate	$ 1,870	$ 2,364	$ 3,180
UK PRT and other taxes	(237)	(255)	(467)
Impact of UK PRT and other taxes on corporate income tax	95	105	190
Foreign and domestic tax rate differentials	(112)	(104)	(203)
Non-taxable portion of capital loss (gains)	114	(35)	65
Stock options exercised for common shares	41	91	159
Revisions arising from prior year tax filings	43	(174)	(186)
Change in unrecognized capital loss carryforward asset	114	(35)	65
Other	25	(25)	(36)
Income tax	$ 1,953	$ 1,932	$ 2,767